CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital stock [Member]	Share-based payments [Member]	Accumulated other comprehensive gain (loss) [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 125,231	$ 15,145	$ 9,653	$ (41,524)	$ 108,505
Beginning Balance (Shares) at Dec. 31, 2018					80,525,055
Shares issued for exercise of stock options	2,103				$ 2,103
Shares issued for exercise of stock options (shares)					1,790,300
Reclass of reserves for exercise of options	1,035	(1,035)
Share-based payments	407	1,833			$ 2,240
Share-based payments (Shares)					239,405
Foreign currency translation adjustment			(533)		$ (533)
Loss for the year				(13,820)	(13,820)
Ending Balance at Dec. 31, 2019	128,776	15,943	9,120	(55,344)	$ 98,495
Ending Balance (Shares) at Dec. 31, 2019					82,554,760
Shares issued for royalty and other property interests	535				$ 535
Shares issued for royalty and other property interests (shares)					155,271
Shares issued for exercise of stock options	2,156				$ 2,156
Shares issued for exercise of stock options (shares)					1,967,800
Reclass of reserves for exercise of options	1,211	(1,211)
Share-based payments		2,784			$ 2,784
Foreign currency translation adjustment			(234)		(234)
Change in fair value of financial instruments			31		31
Loss for the year				(6,007)	(6,007)
Ending Balance at Dec. 31, 2020	$ 132,678	$ 17,516	$ 8,917	$ (61,351)	$ 97,760
Ending Balance (Shares) at Dec. 31, 2020					84,677,831